Share-Based Compensation - Schedule of Unvested Restricted Stock (Details) - Successor [Member] - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019
Number of Restricted Shares, Unvested, Beginning Balance	1,600,200	725,200
Number of Restricted Shares, Granted	214,000	1,184,000
Number of Restricted Shares, Vested	(250,310)	(250,310)
Number of Restricted Shares, Forfeited	(11,000)	(106,000)
Number of Restricted Shares, Unvested, Ending Balance	1,552,890	1,552,890
Weighted Average Grant Date Fair Value per Share, Unvested, Beginning Balance	$ 10.59	$ 10.94
Weighted Average Grant Date Fair Value per Share, Granted	7.60	9.86
Weighted Average Grant Date Fair Value per Share, Vested	10.32	10.32
Weighted Average Grant Date Fair Value per Share, Forfeited	10.36	10.87
Weighted Average Grant Date Fair Value per Share, Unvested, Ending Balance	$ 10.22	$ 10.22